Expense Example, No Redemption - Class A C IS and R6 Shares - Federated Hermes Strategic Value Dividend Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	665	907	1,168	1,914	198	612	1,052	2,275	96	300	520	1,155	88	274	477	1,061